STARBOARD INVESTMENT TRUST

QCI Balanced Fund

Supplement to the Prospectus

September 21, 2018
This supplement to the Prospectus dated January 28, 2018, for the QCI Balanced Fund (the "Fund"), a series of the Starboard Investment Trust (the "Trust"), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or calling the Fund toll-free at the number above.
Expense Limitation Agreement and Management Fee
This supplement is to notify shareholders and prospective shareholders that, at the recommendation of QCI Asset Management, Inc., the investment advisor to the Fund, the Board of Trustees approved a reduction of the Fund's expense limit from 1.00% to 0.97%.  The Board of Trustees also approved a reduction of the management fee for QCI Asset Management, Inc., from 0.75% to 0.72%.
As a result of these reductions, the section entitled "Fees and Expenses of the Fund - Annual Fund Operating Expenses" is replaced in its entirety with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Retail
Management Fees	0.72%	0.72%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.44%	0.44%
Acquired Fund Fees and Expenses[1]	0.02%	0.02%
Total Annual Fund Operating Expenses	1.18%	1.43%
Fee Waiver and/or Expense Limitation[2,3]	0.19%	0.19%
Net Annual Fund Operating Expenses	0.99%	1.24%
1.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.  Since the Fund is newly organized, "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year.
2.  Restated to reflect current contractual fees.
3. The Fund's investment advisor, QCI Asset Management, Inc. (the "Advisor") has entered into an Expense Limitation Agreement with the Fund (the "Expense Limitation Agreement") under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 0.97% of the average daily net assets of the Fund. The Expense Limitation Agreement runs through January 31, 2019 and may be terminated by the Board of Trustees of the Fund (the "Board" or the "Trustees") at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.

The section titled "Fees and Expenses of the Fund - Example" is replaced in its entirety with the following:
Example. This example shows you the expenses you may pay over time by investing in the Fund. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

•	You invest $10,000 in the Fund for the periods shown;
•	You reinvest all dividends and distributions;
•	You redeem all of your shares at the end of those periods;
•	You earn a 5% return each year;
•	The Fund's operating expenses remain the same; and
•	The Expense Limitation Agreement will remain in effect for only the contractual period of one year.
Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.
QCI Balanced Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$101	$356	$631	$1,415
Retail Class	$126	$434	$764	$1,697

The first sentence in the section titled "Management of the Fund - Additional Information on Expenses - Expense Limitation Agreement" on page 16 of the Prospectus is replaced in its entirety with the following:
Expense Limitation Agreement.  In the interest of limiting expenses of the Fund, the Advisor has entered into an Expense Limitation Agreement with the Trust, pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (exclusive of acquired fund fees and expenses, interest, taxes, brokerage fees and commissions, and extraordinary expenses) is limited to 0.97%.
Investors Should Retain This Supplement for Future Reference

STARBOARD INVESTMENT TRUST

QCI Balanced Fund

Supplement to the Summary Prospectus

September 21, 2018
This supplement to the Summary Prospectus dated January 28, 2018, for the QCI Balanced Fund (the "Fund"), a series of the Starboard Investment Trust (the "Trust"), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or calling the Fund toll-free at the number above.
Expense Limitation Agreement and Management Fee
This supplement is to notify shareholders and prospective shareholders that, at the recommendation of QCI Asset Management, Inc., the investment advisor to the Fund, the Board of Trustees approved a reduction of the Fund's expense limit from 1.00% to 0.97%.  The Board of Trustees also approved a reduction of the management fee for QCI Asset Management, Inc., from 0.75% to 0.72%.
As a result of these reductions, the section entitled "Fees and Expenses of the Fund - Annual Fund Operating Expenses" is replaced in its entirety with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Retail
Management Fees	0.72%	0.72%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.44%	0.44%
Acquired Fund Fees and Expenses[1]	0.02%	0.02%
Total Annual Fund Operating Expenses	1.18%	1.43%
Fee Waiver and/or Expense Limitation[2,3]	0.19%	0.19%
Net Annual Fund Operating Expenses	0.99%	1.24%
1.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.  Since the Fund is newly organized, "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year.
2. Restated to reflect current contractual fees.
3.  The Fund's investment advisor, QCI Asset Management, Inc. (the "Advisor") has entered into an Expense Limitation Agreement with the Fund (the "Expense Limitation Agreement") under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 0.97% of the average daily net assets of the Fund. The Expense Limitation Agreement runs through January 31, 2019 and may be terminated by the Board of Trustees of the Fund (the "Board" or the "Trustees") at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.

The section titled "Fees and Expenses of the Fund - Example" is replaced in its entirety with the following:
Example. This example shows you the expenses you may pay over time by investing in the Fund. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

•	You invest $10,000 in the Fund for the periods shown;
•	You reinvest all dividends and distributions;
•	You redeem all of your shares at the end of those periods;
•	You earn a 5% return each year;
•	The Fund's operating expenses remain the same; and
•	The Expense Limitation Agreement will remain in effect for only the contractual period of one year.
Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.
QCI Balanced Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$101	$356	$631	$1,415
Retail Class	$126	$434	$764	$1,697

The paragraph titled "Management of the Fund – Advisor Compensation" on page 15 of the Prospectus is replaced in its entirety with the following:
Advisor Compensation.  As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund's average daily net assets at the annual rate of 0.72%.

Investors Should Retain This Supplement for Future Reference

STARBOARD INVESTMENT TRUST

QCI Balanced Fund

Supplement to the Statement of Additional Information

September 21, 2018
This supplement to the Statement of Additional Information dated January 28, 2018, for the QCI Balanced Fund (the "Fund"), a series of the Starboard Investment Trust (the "Trust"), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or calling the Fund toll-free at the number above.
Expense Limitation Agreement and Management Fee
This supplement is to notify shareholders and prospective shareholders that, at the recommendation of QCI Asset Management, Inc., the investment advisor to the Fund, the Board of Trustees approved a reduction of the Fund's expense limit from 1.00% to 0.97%.  The Board of Trustees also approved a reduction of the management fee for QCI Asset Management, Inc., from 0.75% to 0.72%.
The fourth paragraph under the section titled "Management and Other Service Providers - Investment Advisor" is replaced with the following:
The Advisor will receive a monthly management fee equal to an annual rate of 0.72%of the Fund's net assets.  In the interest of limiting expenses of the Fund, the Advisor has entered into an Expense Limitation Agreement with the Fund, pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (exclusive of acquired fund fees and expenses, interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) is limited to 0.97%. The Expense Limitation Agreement runs through January 31, 2019 and may be terminated by the Board at any time. The Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other part to the Expense Limitation Agreement, as such term is defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
Investors Should Retain This Supplement for Future Reference